FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income
The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Consolidated Statement of Comprehensive Income:

		Year ended December 31,
(in millions of Euros)	Notes	2021	2020	2019
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized gains / (losses) on foreign currency derivatives - net	9	1	(4)	7
Unrealized gains / (losses) on foreign currency derivatives - net (A)	9	15	(9)	2
Derivatives that qualify for hedge accounting
Included in Other comprehensive income
Unrealized (losses) / gains on foreign currency derivatives - net		(21)	20	(15)
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement		4	6	7
Included in Revenue (B)
Realized losses on foreign currency derivatives - net	9	(2)	(7)	(6)
Unrealized (losses) / gains on foreign currency derivatives - net	9	(2)	1	(1)
Derivatives discontinued from hedge accounting
Included in Other gains and losses - net
Losses reclassified from OCI as a result of hedge accounting discontinuation (C)	9	—	(6)	—
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.
(B)Derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices have been issued.
(C)In the year ended December 31, 2020, we determined that a portion of the hedged forecasted sales for 2020 and 2021, to which hedge accounting was applied, was no longer expected to occur. As a result, the fair value of the related derivatives accumulated in equity was reclassified in the Consolidated Income Statement and resulted a €6 million loss.

Schedule of Exposure to Financial Counterparties by Rating Type
The number of financial counterparties tabulated below shows our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31,
	2021		2020
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	3	54	3	120
Rated A	13	98	8	282
Rated Baa	3	33	2	20
Total	19	185	13	422
(A)Financial counterparties for which the Group’s exposure is below €0.25 million have been excluded from the analysis.

Schedule of Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings
The tables below show undiscounted contractual financial assets and financial liabilities values by relevant maturity groupings based on the remaining periods from December 31, 2021 and 2020, respectively, to the contractual maturity date.

	At December 31,
	2021			2020
(in millions of Euros)	Less than 1 year	Between 1- 5 years	Over 5 years	Less than 1 year	Between 1 - 5 years	Over 5 years
Financial assets
Net debt derivatives	—	—	—	—	—	—
Net cash flows from derivative assets related to currencies and commodities	60	12	—	33	13	—
Total	60	12	—	33	13	—

		At December 31,
		2021			2020
(in millions of Euros)	Notes	Less than 1 year	Between 1 - 5 years	After 5 years	Less than 1 year	Between 1 - 5 Years	After 5 years
Financial liabilities
Borrowings		195	710	1,046	10	1,089	1,093
Leases		37	99	85	41	110	94
Interest (A)		79	285	96	114	398	60
Net debt derivatives		—	—	—	10	30	—
Net cash flows from derivative liabilities related to currencies and commodities		26	12	—	32	7	—
Trade payables and other (excluding contract liabilities)	18	1,300	28	—	824	29	—
Total		1,637	1,134	1,227	1,031	1,663	1,247
(A)Interest disclosed is an undiscounted forecasted interest amount that excludes interest on leases.

Currency risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
The following tables outline the nominal value (converted to millions of Euros at the closing rate) of forward derivatives for Constellium’s most significant foreign exchange exposures at December 31, 2021.

Sold currencies	Maturity Year	Less than 1 year	Over 1 year
USD	2022-2025	278	194
CHF	2022-2024	77	9
CZK	2022	2	—
Other currencies	2022-2023	13	—

Purchased currencies	Maturity Year	Less than 1 year	Over 1 year
USD	2022-2024	138	23
CHF	2022-2025	157	21
CZK	2022	69	—
Other currencies	2022	—	—

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Derivatives
Included in Finance costs - net
Realized (losses) / gains on foreign currency derivatives - net	(36)	7	9
Unrealized gains / (losses) on foreign currency derivatives - net	46	(39)	4
Total	10	(32)	13

Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
At December 31, 2021, the nominal amount of commodity derivatives is as follows:

(in millions of Euros)	Maturity	Less than 1 year	Over 1 year
Aluminium	2022-2024	367	13
Premium	2022-2025	13	5
Copper	2022-2023	5	3
Silver	2022	5	—
Natural gas	2022-2023	5	5
Zinc	2022-2023	3	3

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Derivatives
Included in Other gains and losses - net
Realized gains / (losses) on commodity derivatives - net	112	(31)	(56)
Unrealized gains on commodity derivatives - net	24	25	31

Other currencies
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro	The table below summarizes the impact on income and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on income before tax	Effect on pretax equity
Trade receivables	3	—
Trade payables	(2)	—
Derivatives on commercial transactions (A)	(8)	(26)
Net commercial transaction exposure	(7)	(26)
Cash in Bank and intercompany loans	113	—
Borrowings	(110)	—
Derivatives on financing transactions	(3)	—
Net financing transaction exposure	—	—
Total	(7)	(26)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized. The impact on pretax equity of €26 million relates to derivatives hedging future sales spread from 2022 to 2024 which are designated as cash flow hedges.

U.S. Dollars
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro
The table below summarizes the impact on income and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro (on average rate for income before tax and closing rate for pretax equity) for U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on income before tax	Effect on pretax equity
10% strengthening U.S. Dollar/Euro	12	45